AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 133.2%
	AEROSPACE/DEFENSE — 5.3%
1,244	General Dynamics Corp.[1]	$323,029
698	Lockheed Martin Corp.[1]	316,362
652	Northrop Grumman Corp.[1]	305,227
		944,618
	AGRICULTURE — 3.5%
7,517	Altria Group, Inc.[1]	303,236
3,431	Philip Morris International, Inc.[1]	322,788
		626,024
	BEVERAGES — 3.5%
5,345	Coca-Cola Co.[1]	314,981
1,873	PepsiCo, Inc.[1]	318,110
		633,091
	BIOTECHNOLOGY — 9.5%
1,155	Amgen, Inc.[1]	332,663
3,924	Gilead Sciences, Inc.[1]	317,883
5,663	Incyte Corp.*,1	355,580
373	Regeneron Pharmaceuticals, Inc.*,1	327,602
888	Vertex Pharmaceuticals, Inc.*,1	361,318
		1,695,046
	COMPUTERS — 3.5%
1,947	International Business Machines Corp.[1]	318,432
2,851	Leidos Holdings, Inc.[1]	308,592
		627,024
	COSMETICS/PERSONAL CARE — 3.5%
4,043	Colgate-Palmolive Co.[1]	322,268
2,143	Procter & Gamble Co.[1]	314,035
		636,303
	DISTRIBUTION/WHOLESALE — 1.8%
6,890	LKQ Corp.[1]	329,273
	DIVERSIFIED FINANCIAL SERVICES — 3.5%
1,765	Cboe Global Markets, Inc.[1]	315,159
1,464	CME Group, Inc.[1]	308,318
		623,477
	ELECTRIC — 3.4%
3,106	Entergy Corp.[1]	314,296
4,959	Public Service Enterprise Group, Inc.[1]	303,243
		617,539

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENVIRONMENTAL CONTROL — 5.5%
1,948	Republic Services, Inc.[1]	$321,245
4,154	Veralto Corp.[1]	341,708
1,811	Waste Management, Inc.[1]	324,350
		987,303
	FOOD — 16.0%
7,265	Campbell Soup Co.[1]	314,066
10,647	Conagra Brands, Inc.[1]	305,143
4,765	General Mills, Inc.[1]	310,392
1,656	Hershey Co.[1]	308,745
9,910	Hormel Foods Corp.[1]	318,210
2,649	J M Smucker Co.[1]	334,781
5,763	Kellanova[1]	322,209
3,098	Lamb Weston Holdings, Inc.[1]	334,863
4,641	McCormick & Co., Inc.[1]	317,537
		2,865,946
	GAS — 3.5%
2,735	Atmos Energy Corp.[1]	316,986
11,876	NiSource, Inc.[1]	315,308
		632,294
	HEALTHCARE-PRODUCTS — 1.8%
1,898	ResMed, Inc.[1]	326,494
	HEALTHCARE-SERVICES — 8.5%
4,229	Centene Corp.*,1	313,834
655	Elevance Health, Inc.[1]	308,872
638	Humana, Inc.[1]	292,083
870	Molina Healthcare, Inc.*,1	314,340
571	UnitedHealth Group, Inc.[1]	300,614
		1,529,743
	HOUSEHOLD PRODUCTS/WARES — 5.3%
3,341	Church & Dwight Co., Inc.[1]	315,925
2,199	Clorox Co.[1]	313,556
2,575	Kimberly-Clark Corp.[1]	312,888
		942,369
	INSURANCE — 15.6%
3,932	Arch Capital Group Ltd.*,1	292,030
1,837	Assurant, Inc.[1]	309,516
883	Berkshire Hathaway, Inc. - Class B*,1	314,931
4,257	Brown & Brown, Inc.[1]	302,715
3,065	Cincinnati Financial Corp.[1]	317,105

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INSURANCE (Continued)
3,988	Hartford Financial Services Group, Inc.[1]	$320,556
4,487	Loews Corp.[1]	312,250
4,324	W R Berkley Corp.[1]	305,793
1,297	Willis Towers Watson PLC[1]	312,836
		2,787,732
	MEDIA — 3.6%
705	FactSet Research Systems, Inc.[1]	336,320
10,649	Fox Corp. - Class A1	315,956
		652,276
	OIL & GAS — 1.8%
12,586	Coterra Energy, Inc.[1]	321,195
	PHARMACEUTICALS — 12.7%
2,140	AbbVie, Inc.[1]	331,636
2,960	Cardinal Health, Inc.[1]	298,368
1,215	Cigna Group[1]	363,832
4,267	CVS Health Corp.[1]	336,922
1,992	Johnson & Johnson[1]	312,226
2,958	Merck & Co., Inc.[1]	322,481
10,667	Pfizer, Inc.[1]	307,103
		2,272,568
	REITS — 2.0%
1,165	Public Storage - REIT[1]	355,325
	RETAIL — 8.9%
115	AutoZone, Inc.*,1	297,345
517	Costco Wholesale Corp.[1]	341,261
1,098	McDonald's Corp.[1]	325,568
319	O'Reilly Automotive, Inc.*,1	303,076
1,491	Tractor Supply Co.[1]	320,610
		1,587,860
	SOFTWARE — 5.3%
2,712	Akamai Technologies, Inc.*,1	320,965
2,295	Electronic Arts, Inc.[1]	313,979
1,886	Jack Henry & Associates, Inc.[1]	308,191
		943,135
	TELECOMMUNICATIONS — 3.4%
18,304	AT&T, Inc.[1]	307,141
8,077	Verizon Communications, Inc.[1]	304,503
		611,644

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION — 1.8%
3,659	C.H. Robinson Worldwide, Inc.[1]	$316,101
	TOTAL COMMON STOCKS
	(Cost $23,524,012)	23,864,380

Principal Amount
	SHORT-TERM INVESTMENTS — 0.8%
146,441	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[2]	146,441
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $146,441)	146,441
	TOTAL INVESTMENTS — 134.0%
	(Cost $23,670,453)	24,010,821
	Liabilities in Excess of Other Assets — (34.0)%	(6,094,958)
	TOTAL NET ASSETS — 100.0%	$17,915,863

Number of Shares
	SECURITIES SOLD SHORT — (90.9)%
	COMMON STOCKS — (90.9)%
	ADVERTISING — (1.2)%
(3,295)	Interpublic Group of Cos., Inc.	(107,549)
(1,256)	Omnicom Group, Inc.	(108,656)
		(216,205)
	AEROSPACE/DEFENSE — (1.2)%
(1,972)	Howmet Aerospace, Inc.	(106,725)
(1,243)	RTX Corp.	(104,586)
		(211,311)
	AGRICULTURE — (1.1)%
(1,399)	Archer-Daniels-Midland Co.	(101,036)
(979)	Bunge Global S.A.	(98,830)
		(199,866)
	APPAREL — (0.5)%
(886)	NIKE, Inc. - Class B	(96,193)
	AUTO MANUFACTURERS — (0.6)%
(445)	Cummins, Inc.	(106,609)
	BANKS — (0.6)%
(1,240)	Northern Trust Corp.	(104,631)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	BEVERAGES — (1.2)%
(1,900)	Brown-Forman Corp. - Class B	$(108,490)
(3,233)	Keurig Dr Pepper, Inc.	(107,723)
		(216,213)
	BIOTECHNOLOGY — (1.9)%
(329)	Bio-Rad Laboratories, Inc. - Class A*	(106,231)
(2,335)	Corteva, Inc.	(111,893)
(884)	Illumina, Inc.*	(123,088)
		(341,212)
	BUILDING MATERIALS — (1.2)%
(224)	Martin Marietta Materials, Inc.	(111,756)
(484)	Vulcan Materials Co.	(109,873)
		(221,629)
	CHEMICALS — (4.3)%
(393)	Air Products and Chemicals, Inc.	(107,603)
(1,454)	DuPont de Nemours, Inc.	(111,856)
(543)	Ecolab, Inc.	(107,704)
(1,864)	FMC Corp.	(117,525)
(1,349)	International Flavors & Fragrances, Inc.	(109,229)
(259)	Linde PLC	(106,374)
(720)	PPG Industries, Inc.	(107,676)
		(767,967)
	COMMERCIAL SERVICES — (2.4)%
(448)	Automatic Data Processing, Inc.	(104,370)
(1,230)	CoStar Group, Inc.*	(107,490)
(860)	Global Payments, Inc.	(109,220)
(541)	Quanta Services, Inc.	(116,748)
		(437,828)
	COSMETICS/PERSONAL CARE — (1.3)%
(758)	Estee Lauder Cos., Inc. - Class A	(110,858)
(5,238)	Kenvue, Inc.	(112,774)
		(223,632)
	DIVERSIFIED FINANCIAL SERVICES — (1.3)%
(610)	American Express Co.	(114,278)
(1,638)	Charles Schwab Corp.	(112,694)
		(226,972)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	ELECTRIC — (11.6)%
(1,995)	Alliant Energy Corp.	$(102,344)
(1,315)	Ameren Corp.	(95,127)
(1,290)	American Electric Power Co., Inc.	(104,774)
(1,786)	CMS Energy Corp.	(103,713)
(1,132)	Consolidated Edison, Inc.	(102,978)
(901)	Constellation Energy Corp.	(105,318)
(1,108)	Duke Energy Corp.	(107,520)
(1,543)	Edison International	(110,309)
(2,003)	Evergy, Inc.	(104,557)
(1,699)	Eversource Energy	(104,862)
(2,648)	Exelon Corp.	(95,063)
(2,771)	FirstEnergy Corp.	(101,585)
(1,731)	NextEra Energy, Inc.	(105,141)
(2,153)	NRG Energy, Inc.	(111,310)
(6,006)	PG&E Corp.	(108,288)
(1,362)	Pinnacle West Capital Corp.	(97,846)
(3,948)	PPL Corp.	(106,991)
(1,416)	Sempra	(105,818)
(1,443)	Southern Co.	(101,183)
(1,225)	WEC Energy Group, Inc.	(103,108)
		(2,077,835)
	ELECTRICAL COMPONENTS & EQUIPMENT — (0.6)%
(1,172)	Emerson Electric Co.	(114,071)
	ENGINEERING & CONSTRUCTION — (0.6)%
(802)	Jacobs Solutions, Inc.	(104,100)
	ENTERTAINMENT — (0.7)%
(1,247)	Live Nation Entertainment, Inc.*	(116,719)
	FOOD — (3.0)%
(2,848)	Kraft Heinz Co.	(105,319)
(2,324)	Kroger Co.	(106,230)
(1,455)	Mondelez International, Inc. - Class A	(105,386)
(1,409)	Sysco Corp.	(103,040)
(2,070)	Tyson Foods, Inc. - Class A	(111,262)
		(531,237)
	HAND/MACHINE TOOLS — (0.6)%
(1,104)	Stanley Black & Decker, Inc.	(108,302)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS — (10.7)%
(986)	Abbott Laboratories	$(108,529)
(2,877)	Baxter International, Inc.	(111,225)
(1,561)	Bio-Techne Corp.	(120,447)
(1,889)	Boston Scientific Corp.*	(109,203)
(303)	Cooper Cos., Inc.	(114,667)
(3,188)	DENTSPLY SIRONA, Inc.	(113,461)
(1,518)	GE HealthCare Technologies, Inc.	(117,372)
(533)	Insulet Corp.*	(115,650)
(332)	Intuitive Surgical, Inc.*	(112,004)
(1,311)	Medtronic PLC	(108,000)
(1,128)	Revvity, Inc.	(123,302)
(518)	STERIS PLC	(113,882)
(360)	Stryker Corp.	(107,806)
(453)	Teleflex, Inc.	(112,951)
(208)	Thermo Fisher Scientific, Inc.	(110,404)
(301)	West Pharmaceutical Services, Inc.	(105,988)
(893)	Zimmer Biomet Holdings, Inc.	(108,678)
		(1,913,569)
	HEALTHCARE-SERVICES — (0.7)%
(2,662)	Catalent, Inc.*	(119,604)
	INSURANCE — (3.5)%
(745)	Allstate Corp.	(104,285)
(430)	Arthur J. Gallagher & Co.	(96,698)
(838)	Globe Life, Inc.	(102,001)
(1,611)	MetLife, Inc.	(106,536)
(1,046)	Prudential Financial, Inc.	(108,481)
(564)	Travelers Cos., Inc.	(107,436)
		(625,437)
	INTERNET — (1.2)%
(711)	Amazon.com, Inc.*	(108,029)
(230)	Netflix, Inc.*	(111,983)
		(220,012)
	LODGING — (0.6)%
(2,285)	Las Vegas Sands Corp.	(112,445)
	MACHINERY-DIVERSIFIED — (1.2)%
(281)	Deere & Co.	(112,363)
(971)	Xylem, Inc.	(111,044)
		(223,407)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	MEDIA — (1.2)%
(4,709)	News Corp.	$(115,606)
(1,121)	Walt Disney Co.	(101,215)
		(216,821)
	MINING — (0.6)%
(2,588)	Newmont Corp.	(107,117)
	MISCELLANEOUS MANUFACTURING — (1.8)%
(439)	Axon Enterprise, Inc.*	(113,407)
(857)	General Electric Co.	(109,379)
(1,343)	Textron, Inc.	(108,004)
		(330,790)
	OIL & GAS SERVICES — (0.6)%
(3,209)	Baker Hughes Co.	(109,684)
	PACKAGING & CONTAINERS — (1.8)%
(10,970)	Amcor PLC	(105,751)
(1,798)	Ball Corp.	(103,421)
(2,522)	Westrock Co.	(104,713)
		(313,885)
	PHARMACEUTICALS — (4.2)%
(443)	Becton Dickinson & Co.	(108,017)
(2,066)	Bristol-Myers Squibb Co.	(106,006)
(517)	Cencora, Inc.	(106,181)
(873)	Dexcom, Inc.*	(108,331)
(175)	Eli Lilly & Co.	(102,011)
(1,462)	Henry Schein, Inc.*	(110,688)
(10,582)	Viatris, Inc.	(114,603)
		(755,837)
	REAL ESTATE — (0.7)%
(1,252)	CBRE Group, Inc. - Class A*	(116,549)
	REITS — (14.5)%
(836)	Alexandria Real Estate Equities, Inc. - REIT	(105,980)
(485)	American Tower Corp. - REIT	(104,702)
(584)	AvalonBay Communities, Inc. - REIT	(109,336)
(1,613)	Boston Properties, Inc. - REIT	(113,184)
(1,095)	Camden Property Trust - REIT	(108,722)
(873)	Crown Castle, Inc. - REIT	(100,561)
(752)	Digital Realty Trust, Inc. - REIT	(101,204)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	REITS (Continued)
(127)	Equinix, Inc. - REIT	$(102,284)
(1,758)	Equity Residential - REIT	(107,519)
(456)	Essex Property Trust, Inc. - REIT	(113,061)
(748)	Extra Space Storage, Inc. - REIT	(119,927)
(1,034)	Federal Realty Investment Trust - REIT	(106,554)
(5,544)	Healthpeak Properties, Inc. - REIT	(109,771)
(5,814)	Host Hotels & Resorts, Inc. - REIT	(113,199)
(3,107)	Invitation Homes, Inc. - REIT	(105,980)
(1,563)	Iron Mountain, Inc. - REIT	(109,379)
(806)	Mid-America Apartment Communities, Inc. - REIT	(108,375)
(866)	Prologis, Inc. - REIT	(115,438)
(1,852)	Realty Income Corp. - REIT	(106,342)
(1,598)	Regency Centers Corp. - REIT	(107,066)
(406)	SBA Communications Corp. - Class A - REIT	(102,998)
(2,953)	UDR, Inc. - REIT	(113,070)
(2,220)	Ventas, Inc. - REIT	(110,645)
(1,159)	Welltower, Inc. - REIT	(104,507)
		(2,599,804)
	RETAIL — (3.1)%
(47)	Chipotle Mexican Grill, Inc.*	(107,487)
(818)	Dollar Tree, Inc.*	(116,197)
(757)	Genuine Parts Co.	(104,845)
(4,852)	Walgreens Boots Alliance, Inc.	(126,686)
(670)	Walmart, Inc.	(105,625)
		(560,840)
	SEMICONDUCTORS — (1.4)%
(2,468)	Intel Corp.	(124,017)
(1,399)	Micron Technology, Inc.	(119,391)
		(243,408)
	SHIPBUILDING — (0.6)%
(427)	Huntington Ingalls Industries, Inc.	(110,866)
	SOFTWARE — (4.2)%
(530)	Broadridge Financial Solutions, Inc.	(109,047)
(1,709)	Fidelity National Information Services, Inc.	(102,660)
(564)	Paycom Software, Inc.	(116,590)
(194)	Roper Technologies, Inc.	(105,763)
(411)	Salesforce, Inc.*	(108,151)
(655)	Take-Two Interactive Software, Inc.*	(105,422)

AXS Market Neutral Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	SOFTWARE (Continued)
(252)	Tyler Technologies, Inc.*	$(105,366)
		(752,999)
	TELECOMMUNICATIONS — (1.2)%
(3,571)	Corning, Inc.	(108,737)
(667)	T-Mobile US, Inc.	(106,940)
		(215,677)
	TRANSPORTATION — (0.6)%
(458)	Norfolk Southern Corp.	(108,262)
	WATER — (0.6)%
(778)	American Water Works Co., Inc.	(102,688)
	TOTAL COMMON STOCKS
	(Proceeds $16,292,296)	(16,282,233)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $16,292,296)	$(16,282,233)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of the security is segregated as collateral for securities sold short. As of December 31, 2023, the aggregate value of those securities was $23,864,380, representing 133.2% of net assets.
[2]The rate is the annualized seven-day yield at period end.